SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2022
SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES
SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES

38      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES

The Company is controlled by Chinalco, a state-owned enterprise established in Mainland China. Related parties include Chinalco and its subsidiaries (other than the Group), other government-related entities and their subsidiaries (“Other State-Owned Enterprises”), other entities and corporations over which the Company is able to control or exercise significant influence and key management personnel of the Company and Chinalco as well as their close family members.

The principal related party transactions with Chinalco and its fellow subsidiaries, associates and joint ventures of the Group which were carried out in the ordinary course of business, are as follows.

(a)	Significant related party transactions

		For the years ended December 31
	Notes	2022	2021	2020
Sales of goods and services rendered:

Sales of materials and finished goods to:	(i)
Fellow subsidiaries	(ix)	20,662,740	17,435,785	10,043,031
Associates of Chinalco		586,988	1,428,887	575,637
Joint ventures		10,923,463	9,069,718	6,694,824
Associates		1,010,855	720,261	9,233,929
Non-controlling shareholder of a subsidiary and its subsidiaries		—	—	42,298
		33,184,046	28,654,651	26,589,719

Provision of utility services to:	(ii)
Fellow subsidiaries	(ix)	1,159,032	683,050	915,781
Associates of Chinalco		19,936	14,244	3,268
Joint ventures		404,387	242,118	470,984
Associates		65,039	—	18,626
		1,648,394	939,412	1,408,659

Rental revenue of land use rights and buildings from:	(vi)
Fellow subsidiaries	(ix)	27,988	29,973	34,425
Associates of Chinalco		237	237	237
Joint ventures		12,733	7,429	1,426
Associates		2,078	917	707
		43,036	38,556	36,795

Purchases of engineering, construction and supervisory services from:	(iii)
Fellow subsidiaries	(ix)	579,187	969,568	3,544,097
Associates of Chinalco		2,467	192	265
Joint ventures		23,085	251	—
Associates		142,662	176,083	20,195
		747,401	1,146,094	3,564,557

Provision of social services and logistics services by:	(v)
Fellow subsidiaries	(ix)	259,188	400,290	397,610
Associates		7	—	—
		259,195	400,290	397,610

Purchases of primary and auxiliary materials, equipment and finished goods from:
Fellow subsidiaries	(iv)	4,494,021	3,263,448	3,058,126
Associates of Chinalco	(ix)	91,079	35,595	3,919
Joint ventures		5,240,707	6,565,742	5,709,253
Associates		2,659,604	9,175,427	10,576,907
Non-controlling shareholder of a subsidiary and its subsidiaries		—	—	30,101
		12,485,411	19,040,212	19,378,306

Purchases of utility services from:	(ii)
Fellow subsidiaries	(ix)	6,805,618	6,567,433	7,073,895
Associates of Chinalco		121,413	97,314	85,469
Joint ventures		1,074,266	823,146	542,828
Associates		399,634	314,528	161,586
		8,400,931	7,802,421	7,863,778
Purchases of other services by:
Fellow subsidiaries		320,611	270,972	394,894
		320,611	270,972	394,894

38      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)	Significant related party transactions (Continued)

		For the years ended December 31
	Notes	2022	2021	2020
Lease payment to:	(vi)
Fellow subsidiaries	(ix)	1,399,258	656,063	577,712
Associates of Chinalco		14	523	—
Joint ventures		2,088	—	—
Associates		54,892	53,711	49,624
		1,456,252	710,297	627,336

New right-of-use assets in current period
Additions
Fellow subsidiaries	(vi)	347,836	83,249	22,936
Joint ventures		14,079	—	—
Associates		6,948	—	—
Contract modification
Fellow subsidiaries	(vi)	(992,701)	5,675,721	(43,395)

Interest expense on lease liabilities		671,239	309,107	311,067

Other significant related party transactions:	(viii)
Borrowing from a subsidiary of Chinalco	(viii)	5,052,000	4,666,000	4,410,000
Repayment of borrowings from a subsidiary of Chinalco	(viii)	4,588,000	7,574,007	3,254,563

Interest expense on borrowings and discounted notes	(viii)	71,224	142,862	138,623

Interest income from cash and cash equivalents deposited	(viii)	190,235	80,135	61,020

Trade receivable factor to a subsidiary of Chinalco	(viii)	—	1,566,707	—

Issuance of notes receivable from a subsidiary of Chinalco	(viii)	331,329	556,354	1,026,500

Discounted notes receivable to a subsidiary of Chinalco	(viii)	306,826	128,000	606,750

All transactions with related parties were conducted at prices and on terms mutually agreed by the parties involved, which are determined as follows:

(i)

Sales of materials and finished goods comprised sales of alumina, primary aluminum, copper and scrap materials. Transactions entered into are covered by general agreements on a mutual provision of production supplies and ancillary services. The pricing policy is summarized below:

1.	The price prescribed by the PRC government (“state-prescribed price”) is adopted;
2.	If there is no state-prescribed price, state-guidance price is adopted;
3.	If there is neither state-prescribed price nor state-guidance price, then the market price (being price charged to and from independent third parties) is adopted; and
4.	If none of the above is available, then the adoption of a contractual price (being reasonable costs incurred in providing the relevant services plus not more than 5% of such costs is adopted).
(ii)	Utility services, including electricity, gas, heat and water, are provided at the state-prescribed price.
(iii)

Engineering, project construction and supervisory services were provided for construction projects. The state-guidance price or prevailing market price (including the tender price where by way of tender) is adopted for pricing purposes.

(iv)	The pricing policy for purchases of key and auxiliary materials (including bauxite, limestone, carbon, cement and coal) is the same as that set out in (i) above.

38      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)     Significant related party transactions (Continued)

(v)	Social services and logistics services provided by Chinalco Group cover public security, fire services, education and training, school and hospital services, cultural and physical education, newspaper and magazines, broadcasting and printing as well as property management, environmental and hygiene, greenery, nurseries and kindergartens, sanatoriums, canteens and offices, public transport and retirement management and other services. Provisions of these services are covered by the Comprehensive Social and Logistics Services Agreement. The pricing policy is the same as that set out in (i) above.
(vi)	Pursuant to the land use right lease agreements entered into between the Group and Chinalco Group, operating leases for industrial or commercial land are charged at the market rent rate. The Group also entered into a building rental agreement with Chinalco Group and paid rents based on the market rate for its lease of buildings owned by Chinalco.
(vii)	Other services are environmental protection operation services. The prevailing market price is adopted for pricing purposes.
(viii)	Chinalco Finance Company Limited (“Chinalco Finance”) (中鋁財務有限責任公司), a wholly-owned subsidiary of Chinalco and a non-bank financial institution established in the PRC, provides deposit services, credit services and miscellaneous financial services to the Group. The terms for the provision of financial services to the Group are no less favorable than those of the same type of financial services provided by Chinalco Finance to Chinalco and other members of its group or those of the same type of financial services that may be provided to the Group by other financial institutions.

During the year ended December 31, 2022, the Group has no factoring transaction with Chinalco Finance. During the year ended December 31, 2021, the Group derecognized accounts receivable of RMB1,650 million by factoring transaction with Chinalco Finance, and the related fees amounted to RMB83.29 million were recognized in other losses.

(ix)	These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Listing Rules.
(x)	In 2022, the Company acquired 19% of the issued share capital of Yunnan Aluminum from Yunnan Metallurgical, a subsidiary of Chinalco, for a cash consideration of RMB6,662 million and 100% equity interests of Pingguo Aluminum from Chinalco for a cash consideration of RMB1,887 million (Note 41).
(xi)	In September 2021, pursuant to the agreement entered into between China Rare Earth Co., Ltd. (“China Rare Earth”, “中國稀有稀土有限公司”，a subsidiary of Chinalco), Zunyi Aluminum Co., Ltd. ( “Zunyi Aluminum”, “遵義鋁業股份有限公司”, a subsidiary of the Company), Chalco Mining Co., Ltd. (“Chalco Mining”, “中鋁礦業有限公司”, a subsidiary of the Company), the Group acquired the gallium business of China Rare Earth for a consideration of RMB396 million in cash. This transaction is regarded as a business combination under common control.
(xii)	In 2022, the Group made an equity investment in Chinalco High-end Manufacturing and obtained approximately 9.16% equity interests (Note 10).

The English names represent the best effort made by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

38      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(b)      Balances with related parties

Other than those disclosed elsewhere in the consolidated financial statements, the outstanding balances with related parties at the year-end are as follows:

	December 31, 2022	December 31, 2021

Cash and cash equivalents deposited with
A subsidiary of Chinalco (i)	8,715,645	8,250,506

Trade and notes receivables
Fellow subsidiaries	1,111,857	1,222,066
Associates of Chinalco	37,474	36,680
Joint ventures	390,600	632,596
Associates	722	62
Non-controlling shareholder of a subsidiary and its subsidiaries	16,124	24,465
	1,556,777	1,915,869

Provision for impairment of receivables	(57,930)	(79,971)
	1,498,847	1,835,898
(i)	Pursuant to the agreement entered into between the Company and Chinalco Finance, Chinalco Finance agreed to provide deposit services, credit services and other financial services to the Group.

38      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(b)      Balances with related parties (Continued)

	December 31, 2022	December 31, 2021
Other current assets
Fellow subsidiaries	90,720	330,757
Associates of Chinalco	20,573	21,820
Joint ventures	1,423,900	1,487,416
Associates	36,002	383,917
Non-controlling shareholder of a subsidiary and its subsidiaries	7,450	7,450
Provision for impairment of other current assets	(1,311,839)	(1,332,041)
	266,806	899,319

Other non-current assets
Associates	70,190	111,845

Interest-bearing loans and borrowings:
Fellow subsidiaries (including lease liabilities)	12,274,126	13,179,706
Associates of Chinalco	1,696	2,245
Joint ventures	12,610	—
Associates	104,446	—
	12,392,878	13,181,951
Trade and notes payables
Fellow subsidiaries	1,289,819	1,908,490
Associates of Chinalco	22,547	26,920
Joint ventures	112,436	37,807
Associates	199,465	257,118
Non-controlling shareholder of a subsidiary and its subsidiaries	77,008	105,174
	1,701,275	2,335,509

Other payables and accrued liabilities
Fellow subsidiaries	679,610	1,057,833
Associates of Chinalco	244,093	42,659
Associates	29,573	19,926
Joint ventures	87,374	49,618
Non-controlling shareholder of a subsidiary and its subsidiaries	1,872	—
	1,042,522	1,170,036

Contract liabilities:
Fellow subsidiaries	36,471	40,787
Associates of Chinalco	654	34,212
Associates	1,362	8,969
Joint ventures	278,941	97,816
	317,428	181,784

Apart from transactions with Chinalco and its fellow subsidiaries, associates and joint ventures of the Group, the Group’s transactions with other state-controlled entities include but is not limited to the following:

●	Sales and purchases of goods and services,
●	Purchases of assets,
●	Lease of assets; and
●	Bank deposits and borrowings

These transactions are conducted in the ordinary course of the Group’s business

The terms of all balances were unsecured.

38      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(c)      Compensation of key management personnel

	For the years ended December 31
	2022	2021	2020
Fees	617	580	683
Basic salaries, other allowances and benefits in kind	5,900	6,225	5,810
Pension costs	707	634	301
	7,224	7,439	6,794

Key management includes directors, supervisors and members of senior management.

(d)      Commitments with related parties

As of December 31, 2022 and 2021, except for the other capital commitments disclosed in Note 44(b) to these financial statements, the Group had no significant commitments with related parties.